Basis of preparation and significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2019
Basis of preparation and significant accounting policies
Long-lived assets

Long-lived assets

As of March 31, 2019, Ryanair had €9.0bn of property, plant and equipment long-lived assets, virtually all of which consisted of aircraft. In accounting for long-lived assets, Ryanair must make estimates about the expected useful lives of the assets, the expected residual values of the assets and the potential for impairment based on the fair value of the assets and the cash flows they generate.

In estimating the lives and expected residual values of its aircraft, Ryanair has primarily relied on its own and industry experience, recommendations from the Boeing Company (“Boeing”), the manufacturer of all of the Company’s owned aircraft, and other data available in the marketplace. Subsequent revisions to these estimates, which can be significant, could be caused by changes to Ryanair’s maintenance program, changes in utilisation of the aircraft, changes to governmental regulations on aging aircraft, and changing market prices for new and used aircraft of the same or similar types. Ryanair evaluates its estimates and assumptions in each reporting period, and, when warranted, adjusts these assumptions. Generally, these adjustments are accounted for on a prospective basis, through depreciation expense.

Ryanair periodically evaluates its long-lived assets for impairment. Factors that would indicate potential impairment would include, but are not limited to, significant decreases in the market value of an aircraft, a significant change in an aircraft’s physical condition and operating or cash flow losses associated with the use of the aircraft. While the airline industry as a whole has experienced many of these factors from time to time, Ryanair has not yet been seriously impacted and continues to record positive cash flows from these long-lived assets. Consequently, Ryanair has not yet identified any impairments related to its existing aircraft fleet. The Company will continue to monitor its long-lived assets and the general airline operating environment.

The Company’s estimate of the recoverable amount of aircraft residual values is 15% of current market value of new aircraft, determined periodically, based on independent valuations and actual aircraft disposals during prior periods. Aircraft are depreciated over a useful life of 23 years from the date of manufacture to residual value.

Basis of consolidation

(vii) Basis of consolidation

The consolidated financial statements comprise the financial statements of Ryanair Holdings plc and its subsidiary undertakings as of March 31, 2019. Subsidiaries are entities controlled by Ryanair. Control exists when Ryanair is exposed or has rights to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

All inter-company account balances and any unrealised income or expenses arising from intra-group transactions have been eliminated in preparing the consolidated financial statements.

The results of subsidiary undertakings acquired or disposed of in the period are included in the consolidated income statement from the date of acquisition or up to the date of disposal. Upon the acquisition of a business, fair values are attributed to the separable net assets acquired.

Accounting for business combinations

Accounting for business combinations

Business combinations are accounted for using the acquisition method from the date that control is transferred to the Group. Under the acquisition method, consideration transferred is measured at fair value on the acquisition date, as are the identifiable assets acquired and liabilities assumed. When the initial values of assets and liabilities in a business combination have been determined provisionally, any subsequent adjustments to the values allocated to the identifiable assets and liabilities (including contingent liabilities) are made within twelve months of the acquisition date and presented as adjustments to the original acquisition accounting. Acquisition related costs are expensed in the period incurred.

Accounting for subsidiaries

Accounting for subsidiaries

Subsidiaries are all entities controlled by the Group. The Group controls an entity when it is exposed to (has rights to) variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The results of subsidiary undertakings acquired during the year are included in the consolidated income statement from the date at which control of the entity was obtained. They continue to be included in the consolidated income statement until control ceases.

Accounting for investments in associates

Accounting for investments in associates

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating decisions of the entity, but is not control over these policies. The Company’s investment in associates was accounted for using the equity method. The consolidated income statement reflects the Company’s share of profit/losses after tax of the associate. Investments in associates are carried on the consolidated balance sheet at cost adjusted for post-acquisition changes in the Company’s share of net assets, less any impairment in value. If necessary, any impairment losses on the carrying amount of the investment in the associate are reported within the Company’s share of equity accounted investments results in the consolidated income statement. If the Company’s share of losses exceeds the carrying amount of the associate, the carrying amount is reduced to nil and recognition of further losses is discontinued except to the extent that the Company has incurred obligations in respect of the associate.

Foreign currency translation

Foreign currency translation

Items included in the financial statements of each of the group entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in euro, which is the functional currency of the majority of the group entities.

Transactions arising in foreign currencies are translated into the respective functional currencies at the rates of exchange in effect at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are re-translated at the rate of exchange prevailing at the balance sheet date. Non-monetary assets and liabilities denominated in foreign currencies are translated to euro at foreign exchange rates in effect at the dates the transactions were effected. Foreign currency differences arising on retranslation are recognised in profit or loss, except for differences arising on qualifying cash-flow hedges, which are recognised in other comprehensive income.

Segment reporting

Segment reporting

Operating segments are reported in a manner consistent with the internal organisational and management structure and the internal reporting information provided to the Chief Operating Decision Maker (CODM), who is responsible for allocating resources and assessing performance of operating segments. The Company is managed as a single business unit that provides low fares airline-related services, including scheduled services, and ancillary services including hotel, travel insurance and internet and other related services to third parties, across a European route network. The new group structure announced in February 2019 comes into effect after March 31, 2019, accordingly the Group remained managed as a single business unit and is reported as a single reportable segment.

Income statement classification and presentation

Income statement classification and presentation

Individual income statement captions have been presented on the face of the income statement, together with additional line items, headings and sub-totals, where it is determined that such presentation is relevant to an understanding of our financial performance, in accordance with IAS 1, “Presentation of Financial Statements”.

Expenses are classified and presented in accordance with the nature-of-expenses method. We disclose separately on the face of the income statement, within other income and expense, gain on sale of associates, share of associate losses and gains or losses on disposal of property, plant and equipment. The presentation of gains or losses on the disposal of property, plant and equipment within other income/(expense) accords with industry practice.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment is stated at historical cost less accumulated depreciation and provisions for impairments, if any. Cost includes expenditure that is directly attributable to the acquisition of the asset. Cost may also include transfers from other comprehensive income of any gain or loss on qualifying cash-flow hedges of foreign currency purchases of property, plant and equipment.

Borrowing costs directly attributable to the acquisition or construction of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use, are capitalised, until such time as the assets are substantially ready for their intended use. Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalisation.

Depreciation is calculated so as to write off the cost, less estimated residual value, of assets on a straight-line basis over their expected useful lives at the following annual rates:

Rate of
Depreciation
Hangar and buildings	5%
Plant and equipment (excluding aircraft)	20-33.3%
Fixtures and fittings	20%
Motor vehicles	33.3%

Aircraft are depreciated on a straight-line basis over their estimated useful lives to estimated residual values. The estimates of useful lives and residual values at year-end are:

Number of Owned Aircraft
Aircraft Type	at March 31, 2019	Useful Life	Residual Value
Boeing 737-800s	429 (a)	23 years from date of	15% of current market value of new
		manufacture	aircraft, determined periodically

(a)	The Group operated 471 aircraft as of March 31, 2019, of which 26 were leased Boeing 737-800 aircraft and 16 were leased Airbus A320 aircraft.

The Company’s estimate of the recoverable amount of aircraft residual values is 15% of current market value of new aircraft, determined periodically, based on independent valuations and actual aircraft disposals during prior periods.

An element of the cost of an acquired aircraft is attributed on acquisition to its service potential, reflecting the maintenance condition of its engines and airframe. This cost, which can equate to a substantial element of the total aircraft cost, is amortised over the shorter of the period to the next maintenance check (usually between 8 and 12 years for Boeing 737-800 aircraft) or the remaining life of the aircraft. The costs of subsequent major airframe and engine maintenance checks are capitalised and amortised over the shorter of the period to the next check or the remaining life of the aircraft.

Advance and option payments made in respect of aircraft purchase commitments and options to acquire aircraft are recorded at cost. On acquisition of the related aircraft, these payments are included as part of the cost of aircraft and are depreciated from that date.

Rotable spare parts held by the Company are classified as property, plant and equipment if they are expected to be used over more than one period.

Gains and losses on disposal of items of property, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount of property, plant and equipment, and are recognised on a net basis within other income/(expenses) in profit or loss.

Aircraft maintenance costs

Aircraft maintenance costs

The accounting for the cost of providing major airframe and certain engine maintenance checks for owned aircraft is described in the accounting policy for property, plant and equipment.

For aircraft held under operating lease agreements, Ryanair is contractually committed to either return the aircraft in a certain condition or to compensate the lessor based on the actual condition of the airframe, engines and life-limited parts upon return. In order to fulfill such conditions of the lease, maintenance, in the form of major airframe overhaul, engine maintenance checks, and restitution of major life-limited parts, is required to be performed during the period of the lease and upon return of the aircraft to the lessor. The estimated airframe and engine maintenance costs and the costs associated with the restitution of major life-limited parts, are accrued and charged to profit or loss over the lease term for this contractual obligation, based on the present value of the estimated future cost of the major airframe overhaul, engine maintenance checks, and restitution of major life-limited parts, calculated by reference to the number of hours flown or cycles operated during the year.

Ryanair’s aircraft operating lease agreements typically have a term of seven years, which closely correlates with the timing of heavy maintenance checks. The contractual obligation to maintain and replenish aircraft held under operating lease exists independently of any future actions within the control of Ryanair. While Ryanair may, in very limited circumstances, sub-lease its aircraft, it remains fully liable to perform all of its contractual obligations under the ‘head lease’ notwithstanding any such sub-leasing.

All other maintenance costs, other than major airframe overhaul, engine maintenance checks, and restitution of major life-limited parts costs associated with leased aircraft, are expensed as incurred.

Intangible assets - landing rights

Intangible assets - landing rights

Intangible assets acquired are recognised to the extent it is considered probable that expected future benefits will flow to the Company and the associated costs can be measured reliably. Landing rights acquired as part of a business combination are capitalised at fair value at that date and are not amortised, where those rights are considered to be indefinite. The carrying values of those rights are reviewed for impairment at each reporting date and are subject to impairment testing when events or changes in circumstances indicate that carrying values may not be recoverable. No impairment to the carrying values of the Company’s intangible assets has been recorded to date.

Other financial assets

Other financial assets

Other financial assets comprise cash deposits of greater than three months’ maturity. All amounts are categorised as amortised cost (prior years: “loans and receivables”) and are recognised initially at fair value and then subsequently at amortised cost, using the effective interest method in the balance sheet.

Derivative financial instruments

Derivative financial instruments

Ryanair is exposed to market risks relating to fluctuations in commodity prices, interest rates and currency exchange rates. The objective of financial risk management at Ryanair is to minimise the impact of commodity price, interest rate and foreign exchange rate fluctuations on the Company’s earnings, cash flows and equity.

To manage these risks, Ryanair uses various derivative financial instruments, including interest rate swaps, foreign currency forward contracts and commodity contracts. These derivative financial instruments are generally held to maturity. The Company enters into these arrangements with the goal of hedging its operational and balance sheet risk. However, Ryanair’s exposure to commodity price, interest rate and currency exchange rate fluctuations cannot be neutralised completely.

Derivative financial instruments are recognised initially at fair value. Subsequent to initial recognition, derivative financial instruments continue to be re-measured to fair value, and changes therein are accounted for as described below.

The fair value of interest rate swaps is computed by discounting the projected cash flows on the Company’s swap arrangements to present value using an appropriate market rate of interest. The fair value of forward foreign exchange contracts and commodity contracts is determined based on the present value of the quoted forward price. The credit quality of Ryanair and counterparties are considered in setting fair value.  Recognition of any resultant gain or loss depends on the nature of the item being hedged.

Where a derivative financial instrument is designated as a hedge of the variability in cash flows of a recognised asset or liability or a highly probable forecasted transaction, the effective part of any gain or loss on the derivative financial instrument is recognised in other comprehensive income (in the cash flow hedging reserve on the balance sheet). When the hedged forecasted transaction results in the recognition of a non-financial asset or liability, the cumulative gain or loss is removed from other comprehensive income and included in the initial measurement of that asset or liability. Otherwise the cumulative gain or loss is removed from other comprehensive income and recognised in the income statement at the same time as the hedged transaction. The ineffective part of any hedging transaction and the gain or loss thereon is recognised in the income statement immediately.

When a hedging instrument or hedge relationship is terminated but the underlying hedged transaction is still expected to occur, the cumulative gain or loss at that point remains in other comprehensive income and is recognised in accordance with the above policy when the transaction occurs. If the hedged transaction is no longer expected to take place, the cumulative unrealised gain or loss recognised in other comprehensive income is recognised in the income statement immediately.

Where a derivative financial instrument hedges the changes in fair value of a recognised asset or liability or an unrecognised firm commitment, any gain or loss on the hedging instrument is recognised in the income statement. The hedged item is also stated at fair value in respect of the risk being hedged, with any gain or loss also being recognised in the income statement.

Inventories

Inventories

Inventories are stated at the lower of cost and net realisable value. Cost is based on invoiced price on an average basis for all stock categories. Net realisable value is calculated as the estimated selling price arising in the ordinary course of business, net of estimated selling costs.

Trade and other receivables and payables

Trade and other receivables and payables

Trade and other receivables and payables are stated on initial recognition at fair value plus any incremental direct costs and subsequently at amortised cost, net (in the case of receivables) of any impairment losses, which approximates fair value given the short-dated nature of these assets and liabilities.

Cash and cash equivalents

Cash and cash equivalents

Cash represents cash held at banks and available on demand, and is categorised for measurement purposes as amortised cost (prior years “loans and receivables”).

Cash equivalents are current asset investments (other than cash) that are readily convertible into known amounts of cash, typically cash deposits of more than one day but less than three months at the date of purchase. Deposits with maturities greater than three months but less than one year are recognised as short-term investments, are categorised as amortised cost (prior years “loans and receivables”) and are carried initially at fair value and then subsequently at amortised cost, using the effective- interest method.

Interest-bearing loans and borrowings

Interest-bearing loans and borrowings

All loans and borrowings are initially recorded at fair value, being the fair value of the consideration received, net of attributable transaction costs. Subsequent to initial recognition, non-current interest-bearing loans are measured at amortised cost, using the effective interest yield methodology.

Leases

Leases

Leases under which the Company assumes substantially all of the risks and rewards of ownership are classified as finance leases. Assets held under finance leases are capitalised in the balance sheet, at an amount equal to the lower of their fair value and the present value of the minimum lease payments, and are depreciated over their estimated useful lives. The present values of the future lease payments are recorded as obligations under finance leases and the interest element of a lease obligation is charged to the income statement over the period of the lease in proportion to the balances outstanding.

Other leases are operating leases and the associated leased assets are not recognised on the Company’s balance sheet. Expenditure arising under operating leases is charged to the income statement as incurred. The Company also enters into sale-and-leaseback transactions whereby it sells the rights to an aircraft to an external party and subsequently leases the aircraft back, by way of an operating lease. Any profit or loss on the disposal where the price achieved is not considered to be at fair value is spread over the period during which the asset is expected to be used. The profit or loss amount deferred is included within “other creditors” and split into components of greater than and less than one year.

Provisions and contingencies

Provisions and contingencies

A provision is recognised in the balance sheet when there is a present legal or constructive obligation as a result of a past event, and it is probable that an outflow of economic benefit will be required to settle the obligation. If the effect is material, provisions are determined by discounting the expected future outflow at a pre-tax rate that reflects current market assessments of the time value of money and, when appropriate, the risks specific to the liability.

The Company assesses the likelihood of any adverse outcomes to contingencies, including legal matters, as well as probable losses. We record provisions for such contingencies when it is probable that a liability will be incurred and the amount of the loss can be reasonably estimated. A contingent liability is disclosed where the existence of the obligation will only be confirmed by future events, or where the amount of the obligation cannot be measured with reasonable reliability. Provisions are re-measured at each balance sheet date based on the best estimate of the settlement amount.

In relation to legal matters, we develop estimates in consultation with internal and external legal counsel taking into account the relevant facts and circumstances known to us. The factors that we consider in developing our legal provisions include the merits and jurisdiction of the litigation, the nature and number of other similar current and past litigation cases, the nature of the subject matter of the litigation, the likelihood of settlement and current state of settlement discussions, if any.

Revenues

Revenues

Scheduled revenues comprise the invoiced value of airline and other services, net of government taxes. Revenue from the sale of flight seats is recognised in the period in which the service is provided. Unearned revenue represents flight seats sold but not yet flown and a provision for government tax refund claims attributable to unused tickets, and is included in accrued expenses and other liabilities. Revenue, net of government taxes, is released to the income statement as passengers fly. Unused tickets are recognised as revenue on a systematic basis, such that twelve months of time expired revenues are recognised in revenue in each fiscal year.

Ancillary revenues are recognised in the income statement in the period the ancillary services are provided.

Share-based payments

Share-based payments

The Company engages in equity-settled, share-based payment transactions in respect of services received from certain employees. The fair value of the services received is measured by reference to the fair value of the share options on the date of the grant. The grant measurement date is the date that a shared understanding of the terms of the award is established between the Company and the employee. The cost of the employee services received in respect of the share options granted is recognised in the income statement over the period that the services are received, which is the vesting period, with a corresponding increase in equity. To the extent that service is provided prior to the grant measurement date, the fair value of the share options is initially estimated and re-measured at each balance sheet date until the grant measurement date is achieved. The fair value of the options granted is determined using a binomial lattice option- pricing model, which takes into account the exercise price of the option, the current share price, the risk-free interest rate, the expected volatility of the Ryanair Holdings plc share price over the life of the option and other relevant factors. Non-market vesting conditions are taken into account by adjusting the number of shares or share options included in the measurement of the cost of employee services so that ultimately, the amount recognised in the income statement reflects the number of vested shares or share options.

Retirement benefit obligations

Retirement benefit obligations

The Company provides certain employees with post-retirement benefits in the form of pensions. The Company currently operates a number of defined contribution schemes.

Costs arising in respect of the Company’s defined contribution pension schemes (where fixed contributions are paid into the scheme and there is no legal or constructive obligation to pay further amounts) are charged to the income statement in the period in which they are incurred. Any contributions unpaid at the balance sheet date are included as a liability.

Taxation

Taxation

Income tax on the profit or loss for a year comprises current and deferred tax. Income tax is recognised in the income statement except to the extent that it relates to items recognised in other comprehensive income (such as certain hedging derivative financial instruments, available-for-sale assets, retirement benefit obligations). Current tax payable on taxable profits is recognised as an expense in the period in which the profits arise using tax rates enacted or substantively enacted at the balance sheet date.

Deferred income tax is provided in full, using the balance sheet liability method, on temporary differences arising from the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is determined using tax rates and legislation enacted or substantively enacted by the balance sheet date and expected to apply when the temporary differences reverse.

The following temporary differences are not provided for: (i) the initial recognition of assets and liabilities that effect neither accounting nor taxable profit and (ii) differences relating to investments in subsidiaries to the extent that it is probable they will not reverse in the future.

A deferred tax asset is recognised to the extent that it is probable that future taxable profits will be available against which temporary differences can be utilised. The carrying amounts of deferred tax assets are reviewed at each balance sheet date and reduced to the extent that it is no longer probable that a sufficient taxable profit will be available to allow all or part of the deferred tax asset to be realised.

Social insurance, passenger taxes and sales taxes are recorded as a liability based on laws enacted in the jurisdictions to which they relate.  Liabilities are recorded when an obligation has been incurred.

Tax liabilities are based on the best estimate of the likely obligation at each reporting period.  These estimates are subject to revision based on the outcome of tax audits and discussions with revenue authorities that can take several years to conclude.

Share capital

Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of ordinary shares and share options are recognised as a deduction from equity, net of any tax effects. When share capital recognised as equity is repurchased, the amount of consideration paid, which includes any directly attributable costs, net of any tax effects, is recognised as a deduction from equity. Repurchased shares are classified as treasury shares and are presented as a deduction from total equity, until they are cancelled.

Dividend distributions are recognised as a liability in the period in which the dividends are declared by the Company’s shareholders.